UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    CapitalWorks Investment Partners, LLC

Address: 402 West Broadway
         25th Floor
         San Diego, CA 92101

13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Wylie
Title:   Partner, CapitalWorks Investment Partners, LLC
Phone:   (619) 615-1000


Signature, Place and Date of Signing:

/s/ JOHN D. WYLIE             SAN DIEGO, CALIFORNIA       February 6, 2006
-----------------------     -------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

        Frank Russell Company
        13F File Number: 28-01190

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry}Total:  125

Form 13F Information Table Value Total:  $156,798.74
                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


                                                            FORM 13F INFORMATION TABLE
                                                      CAPITALWORKS INVESTMENT PARTNERS, LLC



COLUMN 1                           COLUMN  2          COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7   COLUMN 8

                                   TITLE                                    SHRS OR   SH/ PUT/  INVSTMT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS           CUSIP       VALUE     PRN AMT   PRN CALL  DISCRETN  MGRS  SOLE    SHARED  NONE
--------------                     --------           -----       -----     -------   --- ----  --------  ----  ----    ------  ----
ADC TELECOMMUNICATIONS             FRNT 6/1           000886AB7   754.688    750000   PRN       SOLE      NONE   750000
ADEZA BIOMEDICAL CORP              COM                006864102   1376.67     65400   SH        SOLE      NONE    65400
ADTRAN INC                         COM                00738A106   1345.86     45300   SH        SOLE      NONE    45300
ADVANCED MEDICAL OPTICS INC        NOTE 2.500% 7/1    00763MAG3   762.188    750000   PRN       SOLE      NONE   750000
ADVANCED MICRO DEVICES INC         COM                007903107   1618.74     52900   SH        SOLE      NONE    52900
ADVENT SOFTWARE INC                COM                007974108   3559.62    123000   SH        SOLE      NONE   123000
AGILE SOFTWARE CORP DEL            COM                00846X105   1500.38    250900   SH        SOLE      NONE   250900
AKAMAI TECHNOLOGIES                COM                00971T101     45.84     2,300   SH        SOLE      NONE     2300
AKAMAI TECHNOLOGIES INC            NOTE 1.000% 12/1   00971TAE1   675.625    500000   SH        SOLE      NONE   500000
ALAMOSA HLDGS INC                  COM                011589108   4209.58    226200   SH        SOLE      NONE   226200
ALASKA AIR GROUP INC               COM                011659109   2682.57     75100   SH        SOLE      NONE    75100
AMERICAN TOWER CORP                CL A               029912201   2048.76     75600   SH        SOLE      NONE    75600
AMN HEALTHCARE SERVICES INC        COM                001744101   2292.50    115900   SH        SOLE      NONE   115900
ANGIODYNAMICS INC                  COM                03475V101    919.08     36000   SH        SOLE      NONE    36000
ANN TAYLOR STORES CORP             COM                036115103    873.36     25300   SH        SOLE      NONE    25300
ARCHER DANIELS MIDLAND CO          COM                039483102   1684.28     68300   SH        SOLE      NONE    68300
ARTHROCARE CORP                    COM                043136100   2009.11     47677   SH        SOLE      NONE    47677
ASML HLDG NV                       NY SHS             N07059111   1650.58     82200   SH        SOLE      NONE    82200
BARR PHARMACEUTICALS INC           COM                068306109   1551.02     24900   SH        SOLE      NONE    24900
BJS RESTAURANTS INC                COM                09180C106   1122.43     49100   SH        SOLE      NONE    49100
BROADCOM CORP                      CL A               111320107   1537.09     32600   SH        SOLE      NONE    32600
CADENCE DESIGN SYSTEM, INC.        COM                127387108   1864.58    110200   SH        SOLE      NONE   110200
CARDINAL HEALTH INC                COM                14149Y108   1134.38     16500   SH        SOLE      NONE    16500
CELGENE CORP                       COM                151020104   1134.00     17500   SH        SOLE      NONE    17500
CHECKPOINT SYS INC                 COM                162825103    944.10     38300   SH        SOLE      NONE    38300
CHEMED CORP COM                    COM                16359R103   1415.88     28500   SH        SOLE      NONE    28500
CNET NETWORKS INC                  COM                12613R104   2341.59    159400   SH        SOLE      NONE   159400
CONCEPTUS INC                      COM                206016107   1523.23    120700   SH        SOLE      NONE   120700
CROSS CTRY HEALTHCARE INC          COM                227483104    896.85     50300   SH        SOLE      NONE    50300
CUTERA INC                         COM                232109108    719.63     27300   SH        SOLE      NONE    27300
CV THERAPEUTICS INC                NOTE 3.250% 8/1    126667AG9   555.625    500000   SH        SOLE      NONE   500000
CYBERSOURCE CORP                   COM                23251J106   1430.22    216700   SH        SOLE      NONE   216700
CYMER INC                          COM                232572107   1956.60     55100   SH        SOLE      NONE    55100
CYPRESS SEMICONDUCTOR CORP         NOTE 1.250% 6/1    232806AH2   566.250    500000   SH        SOLE      NONE   500000
CYTYC CORP                         COM                232946103   1304.23     46200   SH        SOLE      NONE    46200
DAKTRONICS INC                     COM                234264109   1806.73     61100   SH        SOLE      NONE    61100
DIGENE CORP                        COM                253752109   1257.23     43100   SH        SOLE      NONE    43100
EDWARDS LIFESCIENCES CORP          DBCV 3.875% 5/1    28176EAB4   737.813    750000   PRN       SOLE      NONE   750000
ELECTRONICS FOR IMAGING INC        COM                286082102   1263.98     47500   SH        SOLE      NONE    47500
ENSCO INTL INC                     COM                26874Q100   1561.12     35200   SH        SOLE      NONE    35200
ENTEGRIS INC                       COM                29362U104    860.15     91311   SH        SOLE      NONE    91311
EQUINIX INC                        COM NEW            29444U502   1373.61     33700   SH        SOLE      NONE    33700
FMC TECHNOLOGIES INC               COM                30249U101     55.80     1,300   SH        SOLE      NONE     1300
FOUNDRY NETWORKS INC               COM                35063R100    784.41     56800   SH        SOLE      NONE    56800
GARNTER INC                        COM                366651107   1293.87    100300   SH        SOLE      NONE   100300
GOLDMAN SACHS GROUP INC            COM                38141G104   1545.29     12100   SH        SOLE      NONE    12100
GRANT PRIDECO INC                  COM                38821G101   1442.72     32700   SH        SOLE      NONE    32700
GREY WOLF INC                      COM                397888108   1712.20    221500   SH        SOLE      NONE   221500
GYMBOREE CORP                      COM                403777105   3652.74    156100   SH        SOLE      NONE   156100
HAEMONETICS CORP                   COM                405024100   1431.60     29300   SH        SOLE      NONE    29300
HARSCO CORP                        COM                415864107     47.26       700   SH        SOLE      NONE      700
HEALTH EXTRAS INC                  COM                422211102   1006.51     40100   SH        SOLE      NONE    40100
HOLOGIC INC                        COM                436440101   1175.52     31000   SH        SOLE      NONE    31000
HUDSON HIGHLAND GROUP INC          COM                443792106   1333.25     76800   SH        SOLE      NONE    76800
ICONIX BRAND GROUP INC             COM                451055107    980.28     96200   SH        SOLE      NONE    96200
ILLUMINA INC                       COM                452327109    607.71     43100   SH        SOLE      NONE    43100
INFORMATICA CORP                   COM                45666Q102   3751.96    312663   SH        SOLE      NONE   312663
INSITUFORM TECHNOLOGIES INC        CL A               457667103    708.94     36600   SH        SOLE      NONE    36600
INTERMAGNETICS GEN CORP            COM                458771102   1799.16     56400   SH        SOLE      NONE    56400
INTEROIL CORP                      COM                460951106    702.16     26200   SH        SOLE      NONE    26200
INVITROGEN CORP                    NOTE 1.500% 2/1    46185RAK6   633.750    750000   SH        SOLE      NONE   750000
JET BLUE AWYS CORP                 DBCV 3.750% 3/1    477143AC5   551.875    500000   SH        SOLE      NONE   500000
LAM RESEARCH CORP                  COM                512807108   1641.28     46000   SH        SOLE      NONE    46000
LAMAR ADVERTISING CO               NOTE 2.875% 12/3   512815AG6   528.125    500000   SH        SOLE      NONE   500000
LAURAETE EDUCATION INC             COM                518613104   1433.52     27300   SH        SOLE      NONE    27300
LAWSON SOFTWARE INC                COM                520780107   1303.16    177300   SH        SOLE      NONE   177300
LIBERTY MEDIA CORP                 DEB 3.500% 1/1     530715AN1   766.875    750000   PRN       SOLE      NONE   750000
LIFELINE SYS INC                   COM                532192101   1809.72     49500   SH        SOLE      NONE    49500
LIFEPOINT HOSPITALS INC            SDCV 3.250% 8/1    53219LAG4   683.438    750000   PRN       SOLE      NONE   750000
LIFETIME FITNESS INC               COM                53217R207   1176.98     30900   SH        SOLE      NONE    30900
LIVEPERSON INC                     COM                538146101   1181.47    210600   SH        SOLE      NONE   210600
MADDEN STEVEN LTD                  COM                556269108   1774.26     60700   SH        SOLE      NONE    60700
MATRIXONE INC                      COM                57685P304   1251.49    250800   SH        SOLE      NONE   250800
MCDERMOTT INTL INC                 COM                580037109    758.37     17000   SH        SOLE      NONE    17000
McMORAN EXPLORATION CO             NOTE 6.000% 7/0    582411AB0   441.750    300000   SH        SOLE      NONE   300000
MEDIMMUNE INC                      COM                584699102    998.07     28500   SH        SOLE      NONE    28500
MEDTRONIC INC                      COM                585055106   1761.64     30600   SH        SOLE      NONE    30600
MERRILL LYNCH & CO. INC            COM                590188108   1442.65     21300   SH        SOLE      NONE    21300
MICRON TECHNOLOGY                  NOTE 2.500% 2/0    595112AG8   868.125    750000   PRN       SOLE      NONE   750000
MICROSTRATEGY INC                  CLA NEW            594972408    628.29      7600   SH        SOLE      NONE     7600
MPS GROUP INC                      COM                553409103   2079.21    152100   SH        SOLE      NONE   152100
MYOGEN INC                         COM                62856E104   1020.39     33900   SH        SOLE      NONE    33900
NEURCRINE BIOSCIENCES INC          COM                64125C109     43.91       700   SH        SOLE      NONE      700
NORTHERN TR CORP                   COM                665859104   1228.13     23700   SH        SOLE      NONE    23700
NUANCE COMMUNICATIONS INC          COM                67020Y100   4451.34    583400   SH        SOLE      NONE   583400
NUVASIVE INC                       COM                670704105     23.53     1,300   SH        SOLE      NONE     1300
OMNICELL INC                       COM                68213N109   1003.80     84000   SH        SOLE      NONE    84000
ON ASSIGNMENT INC                  COM                682159108     34.91     3,200   SH        SOLE      NONE     3200
ONLINE RES CORP                    COM                68273G101   1331.53    120500   SH        SOLE      NONE   120500
OPENWAVE SYS INC                   NOTE 2.750% 9/0    683718AC4   681.750    600000   PRN       SOLE      NONE   600000
OPENWAVE SYS INC                   COM NEW            683718308    931.15     53300   SH        SOLE      NONE    53300
PACER INTL INC TENN                COM                69373H106   1024.16     39300   SH        SOLE      NONE    39300
PANACOS PHARMACEUTICALS INC        COM                69811Q106    696.47    100500   SH        SOLE      NONE   100500
PHASE FORWARD INC                  COM                71721R406   1275.30    130800   SH        SOLE      NONE   130800
PSS WORLD MED INC                  NOTE 2.250% 3/1    69366AAB6   496.250    500000   SH        SOLE      NONE   500000
PSYCHIATRIC SOLUTIONS              COM                74439H108     46.99       800   SH        SOLE      NONE      800
QUALCOMM INC                       COM                747525103   2158.31     50100   SH        SOLE      NONE    50100
QUANTA SVCS INC                    SDCV 4.500% 10/0   74762EAC6   655.000    500000   SH        SOLE      NONE   500000
QUANTA SVCS INC COM                COM                74762E102    832.34     63200   SH        SOLE      NONE    63200
REDBACK NETWORKS INC               COM NEW            757209507   3824.49    272012   SH        SOLE      NONE   272012
ROWAN COS INC COM                  COM                779382100     35.64     1,000   SH        SOLE      NONE     1000
SBA COMMUNICATIONS CORP            COM                78388J106   1133.07     63300   SH        SOLE      NONE    63300
SCHERING PLOUGH CORP               PFD CONV MAND      806605606    645.48    12,000   SH        SOLE      NONE    12000
SCIENTIFIC GAMES CORP              NOTE 2.250% 3/1    232946AB9   826.875    750000   PRN       SOLE      NONE   750000
SCIENTIFIC GAMES CORP              SDCV 0.750% 12/0   80874PAD1   803.438    750000   PRN       SOLE      NONE   750000
SEMTECH CORP                       COM                816850101   1364.02     74700   SH        SOLE      NONE    74700
SEPRACOR INC                       NOTE 10/1          817315AW4   473.750    500000   SH        SOLE      NONE   500000
SHOE PAVILLION INC                 COM                824894109     16.46     2,100   SH        SOLE      NONE     2100
SOMANETICS CORP                    COM NEW            834445405    585.60     18300   SH        SOLE      NONE    18300
SONOSITE INC                       COM                83568G104   2310.66     66000   SH        SOLE      NONE    66000
ST JUDE MED INC                    DBCV 2.800% 12/1   790849AB9   498.125    500000   SH        SOLE      NONE   500000
STATE STR CORP                     COM                857477103   1203.05     21700   SH        SOLE      NONE    21700
SUPERIOR ENERGY SVCS INC           COM                868157108   1616.64     76800   SH        SOLE      NONE    76800
SUPERTEX INC                       COM                868532102   1500.08     33900   SH        SOLE      NONE    33900
TEKELEC                            NOTE 2.250% 6/1    879101AE3   735.938    750000   PRN       SOLE      NONE   750000
TEXAS ROADHOUSE INC                CL A               882681109   1041.85     67000   SH        SOLE      NONE    67000
TODCO                              CL A               88889T107   1438.67     37800   SH        SOLE      NONE    37800
TRANSACTION SYSTEMS ARCHITECTS I   COM                893416107     23.03       800   SH        SOLE      NONE      800
TRINITY INDS INC                   COM                896522109   2203.50     50000   SH        SOLE      NONE    50000
ULTIMATE SOFTWARE GROUP INC        COM                90385D107   2242.63    117600   SH        SOLE      NONE   117600
VIASAT INC                         COM                92552V100   1964.66     73500   SH        SOLE      NONE    73500
VIISAGE TECHNOLOGY INC             COM                92675K106   1428.17     81100   SH        SOLE      NONE    81100
VOLTERRA SEMICONDUCTOR CORP        COM                928708106    750.00     50000   SH        SOLE      NONE    50000
WEBSIDESTORY INC                   COM                947685103    928.26     51200   SH        SOLE      NONE    51200
WILSON GREATBATCH TECHNOLOGIE      SDCV 2.250% 6/1    972232AB8   656.250    750000   SH        SOLE      NONE   750000


02466.0001 #636713